UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09833
Investment Grade Income Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Investment Grade Income Portfolio                                                                                                as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 28.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace / Defense — 1.0%
Lockheed Martin Corp., 7.20%, 5/1/36	$665	$768,481
United Technologies Corp., 7.00%, 9/15/06	275	277,380
		$1,045,861
Banks — 2.3%
Inter-American Development Bank, 6.95%, 8/1/26	220	259,277
Inter-American Development Bank, 8.40%, 9/1/09	1,000	1,097,680
USB Capital IX, 6.189%, 10/15/49	1,000	992,239
		$2,349,196
Beverages — 1.2%
Coca-Cola Enterprises, 7.00%, 10/1/26	1,065	1,171,848
		$1,171,848
Cable Television — 0.1%
Comcast Cable Communication, 8.50%, 5/1/27	85	101,297
		$101,297
Conglomerates — 0.5%
ITT Corp., 8.55%, 6/15/09	450	485,280
		$485,280
Containers - Paper / Plastic — 0.5%
First Brands Corp., 7.25%, 3/1/07	505	511,352
		$511,352
Diversified Manufacturing — 1.5%
Ingersoll-Rand Co., 6.48%, 6/1/25	69	73,344
Ingersoll-Rand, MTN, 6.015%, 2/15/28	1,310	1,390,184
Ingersoll-Rand, MTN, 6.13%, 11/18/27	90	96,019
		$1,559,547
Drugs — 0.4%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	405	417,653
		$417,653
Financial Services — 5.3%
Associates Corp., N.A., 5.96%, 5/15/37	30	31,549
Commercial Credit Corp., 8.70%, 6/15/10	100	112,063
General Electric Capital Corp., 5.00%, 6/15/07	1,000	997,671
General Electric Capital Corp., MTN, 4.441%, 3/2/09 (1)	710	693,138
Lehman Brothers Holdings, MTN, 4.721%, 4/20/07 (1)	675	676,206
Merrill Lynch & Co., MTN, 4.96%, 2/6/09 (1)	710	712,616
Merrill Lynch & Co., MTN, 5.197%, 1/31/08 (1)	260	259,735

National Rural Utilities, 6.00%, 5/15/06	$1,265	$1,266,161
SLM Corp., MTN, 4.843%, 7/25/07 (1)	635	636,950
		$5,386,089
Foods — 2.2%
Conagra Foods, Inc., 6.70%, 8/1/27	1,225	1,292,923
Sysco Corp., 7.16%, 4/15/27	810	926,796
		$2,219,719
Household Products — 0.6%
Procter & Gamble Co., 8.00%, 9/1/24	485	616,670
		$616,670
Medical Products — 2.5%
Bard (C.R.), Inc., 6.70%, 12/1/26	1,100	1,198,519
Beckman Coulter, Inc., 7.05%, 6/1/26	1,200	1,327,074
		$2,525,593
Metals — 0.9%
Barrick Gold Finance, Inc., 7.50%, 5/1/07	885	904,672
		$904,672
Oil and Gas - Equipment and Services — 0.3%
Transocean, Inc., 7.45%, 4/15/27	240	276,849
		$276,849
Retail - Building Products — 1.4%
Lowe’s Cos., Inc., MTN, 7.11%, 5/15/37	1,240	1,442,466
		$1,442,466
Super Regional Banks — 3.9%
Bank of America Corp., MTN, 6.975%, 3/7/37	1,090	1,236,573
First Union Corp., 6.824%, 8/1/26	1,720	2,013,609
SunTrust Banks, 6.00%, 2/15/26	115	115,828
SunTrust Banks, 6.00%, 1/15/28	370	376,425
SunTrust Banks, 7.375%, 7/1/06	270	271,337
		$4,013,772
Telecommunications — 1.2%
Harris Corp., 6.35%, 2/1/28	225	228,515
Verizon Wireless Capital LLC, 5.375%, 12/15/06	1,000	1,000,279
		$1,228,794
Telephone - Integrated — 1.2%
BellSouth Capital Funding, 6.04%, 11/15/26	1,250	1,254,995
		$1,254,995

Utilities — 1.8%
Baltimore Gas and Electric, MTN, 6.73%, 6/12/12	$500	$523,368
Oklahoma Gas and Electric, 6.65%, 7/15/27	1,210	1,307,186
		$1,830,554
Total Corporate Bonds (identified cost $29,534,654)		$29,342,207

Asset Backed Securities — 4.0%

Security	Principal Amount (000’s omitted)	Value
BOIT, Series 2003-B1, Class B-1, 5.119%, 12/15/10 (1)	$935	$940,255
CCCIT Series 2003-A4, Class A4, 5.00%, 3/20/09 (1)	1,000	1,001,051
CHAMT Series 2004-1B, Class B, 4.949%, 5/15/09 (1)	935	935,516
MBNAS, Series 2003-A3, Class A3, 4.869%, 8/16/10 (1)	1,000	1,002,786
TAOT, Series 2003-B Class A3, 4.779%, 8/15/07 (1)	184	184,200
Total Asset Backed Securities (identified cost, $4,060,065)		$4,063,808

Mortgage-Backed Securities — 20.6%

Security	Principal Amount (000’s omitted)	Value
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	$872	$794,696
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	161	163,276
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	830	827,409
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	1,162	1,157,863
FHLMC, Gold Pool #G90033, 7.00%, 2/17/17	1,387	1,417,367
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	71	71,559
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	610	613,030
FHLMC, PAC CMO, Series 1637-G, 6.00%, 6/15/23 (2)	188	188,171
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	270	269,949
FHLMC, PAC CMO, Series 2114-PR, 6.00%, 1/15/28	1,370	1,376,923
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	1,061	1,044,252
FHLMC, PAC CMO, Series 2542-PY, 5.00%, 6/15/28	600	595,855
FHLMC, PAC CMO, Series 2968-PK, 5.50%, 5/15/25	1,117	1,118,439
FNMA, CMO, Series 2002-86-KB, 5.00%, 5/25/16	1,514	1,500,509
FNMA, CMO, Series 2003-25-EC, 4.50%, 3/25/17	725	708,743
FNMA, PAC CMO, Series 1993-117-J, 6.50%, 7/25/08	655	660,018
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	254	255,606
FNMA, PAC CMO, Series 1994-30-JA, 5.00%, 7/25/23 (2)	563	556,827
FNMA, PAC CMO, Series 2002-56-WB, 4.90%, 3/25/29	1,117	1,107,321
FNMA, PAC CMO, Series 2002-82-XJ, 4.50%, 9/25/12	570	567,444
FNMA, PAC CMO, Series 2003-8-QB, 4.50%, 12/25/12	318	316,478

FNMA, PAC CMO, Series 2005-63-PA, 5.50%, 10/25/24	$1,200	$1,200,954
FNMA, Pool #323844, 7.00%, 7/1/14	1,196	1,230,311
FNMA, Pool #448183, 5.50%, 10/1/13	177	176,288
FNMA, Pool #458151, 6.00%, 11/15/18	680	691,536
FNMA, Pool #535454, 6.00%, 2/1/15	293	296,937
FNMA, Pool #545937, 6.00%, 6/1/14	282	285,424
FNMA, Pool #545948, 6.00%, 12/1/14	200	202,494
FNMA, Pool #725169, 8.00%, 3/1/13	590	614,123
GNMA, Pool #780688, 7.00%, 12/15/23 (2)	259	270,468
GNMA, Pool #781412, 6.50%, 2/15/17	676	694,375
Total Mortgage-Backed Securities (identified cost, $21,369,259)		$20,974,645

U.S. Treasury Obligations — 23.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 5.375%, 2/15/31 (3)	$1,500	$1,579,454
U.S. Treasury Inflation Index Note, 4.25%, 1/15/10	1,402	1,507,021
U.S. Treasury Note, 3.25%, 1/15/09	300	287,883
U.S. Treasury Note, 4.00%, 2/15/14 (3)	16,980	16,015,604
U.S. Treasury Note, 6.00%, 8/15/09	500	518,223
U.S. Treasury Note, 6.50%, 2/15/10	3,825	4,047,779
Total U.S. Treasury Obligations (identified cost, $24,610,259)		$23,955,964

U.S. Government Obligations — 18.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank, 5.25%, 3/2/09	$1,600	$1,596,051
Federal Home Loan Mortgage Corp., 4.06%, 7/25/08	1,400	1,388,124
Federal Home Loan Mortgage Corp., 4.50%, 11/15/07	1,400	1,387,446
Federal Home Loan Mortgage Corp., 5.00%, 11/23/07	1,200	1,193,554
Federal Home Loan Mortgage Corp., MTN, 3.30%, 9/14/07	1,400	1,365,476
Federal National Mortgage Association, 2.375%, 2/15/07	2,000	1,954,056
Federal National Mortgage Association, 2.20%, 12/4/06	2,000	1,962,044
Federal National Mortgage Association, 3.29%, 11/30/06	1,245	1,230,417
Federal National Mortgage Association, 3.31%, 1/26/07	1,400	1,380,035
Federal National Mortgage Association, MTN, 6.625%, 9/15/09	3,000	3,140,775
Tennessee Valley Authority, 4.875%, 12/15/16	825	828,349
Tennessee Valley Authority, 5.88%, 4/1/36	1,275	1,370,365
Total U.S. Government Obligations (identified cost, $18,926,351)		$18,796,692

Preferred Stocks — 2.5%

Security	Shares	Value
U.S. Government Obligations — 2.5%
Federal National Mortgage Association, Series K, 5.396% (1)	50,000	$2,527,500
		$2,527,500
Total Preferred Stocks (identified cost $2,515,000)		$2,527,500

Short-Term Investments — 7.6%

Security	Principal Amount (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.69% (4)	$4,941	$4,940,906
Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	2,000	2,000,000
Royal Bank of Canada Time Deposit, 4.85%, 4/3/06	855	855,000
Total Short-Term Investments (at amortized cost, $7,795,906)		$7,795,906
Total Investments — 105.4% (identified cost $108,811,494)		$107,456,722
Other Assets, Less Liabilities — (5.4)%		$(5,540,523)
Net Assets — 100.0%		$101,916,199

BOIT	—	Bank One Issuance Trust
CCCIT	—	Citibank Credit Card Issuance Trust
CHAMT	—	Chase Credit Card Master Trust
CMO	—	Collateralized Mortgage Obligations
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBNAS	—	MBNA Credit Card Master Note Trust
MTN	—	Medium-Term Note
PAC	—	Planned Amortization Class
TAOT	—	Toyota Auto Receivables Owner Trust
(1)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2006.
(2)		Priced by adviser.
(3)		All or a portion of these securities were on loan at March 31, 2006.
(4)

As of March 31, 2006, the Portfolio loaned securities having a market value of $4,731,340 and received $4,940,906 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, an affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of March 31, 2006.

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$109,689,071
Gross unrealized appreciation	$459,933
Gross unrealized depreciation	(2,692,282)
Net unrealized depreciation	$(2,232,349)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio
By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer
Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer
Date:	May 24, 2006
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	May 24, 2006